INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forwards	$ 13,793	$ 12,979
Research and development expenses	2,751	2,312
Employee related accruals	502	409
Share-based compensation and other timing differences	1,201	1,248
Total deferred tax asset before valuation allowance	18,247	16,948
Less - valuation allowance	(16,967)	(14,481)
Deferred tax asset	1,280	2,467
Deferred tax liability - Intangible assets and other	(71)	(219)
Deferred tax assets, net	1,209	2,248
Domestic Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, net
Foreign Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, net	$ 1,209	$ 2,248